Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,341,808.54

Principal:
Principal Collections	$21,381,952.51
Prepayments in Full	$14,684,228.12
Liquidation Proceeds	$523,348.40
Recoveries	$28,606.89
Sub Total	$36,618,135.92
Collections	$39,959,944.46

Purchase Amounts:
Purchase Amounts Related to Principal	$225,781.14
Purchase Amounts Related to Interest	$1,312.56
Sub Total	$227,093.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,187,038.16

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$40,187,038.16
Servicing Fee	$759,661.05	$759,661.05	$0.00	$0.00	$39,427,377.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,427,377.11
Interest - Class A-2 Notes	$29,755.15	$29,755.15	$0.00	$0.00	$39,397,621.96
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$39,014,161.96
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$38,863,550.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,863,550.29
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$38,789,352.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,789,352.96
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$38,726,212.96
Third Priority Principal Payment	$4,058,013.20	$4,058,013.20	$0.00	$0.00	$34,668,199.76
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$34,590,853.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,590,853.26
Regular Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$3,020,853.26
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,020,853.26
Residuel Released to Depositor	$0.00	$3,020,853.26	$0.00	$0.00	$0.00
Total		$40,187,038.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,058,013.20
Regular Principal Payment					$31,570,000.00
Total					$35,628,013.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,628,013.20	$78.39	$29,755.15	$0.07	$35,657,768.35	$78.46
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$35,628,013.20	$22.12	$778,510.65	$0.48	$36,406,523.85	$22.60

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$57,590,621.97	0.1267120	$21,962,608.77	0.0483226
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$873,050,621.97	0.5421462	$837,422,608.77	0.5200220

Pool Information
Weighted Average APR	4.369%	4.362%
Weighted Average Remaining Term	45.68	44.80
Number of Receivables Outstanding	46,119	44,974
Pool Balance	$911,593,258.43	$874,301,096.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$873,050,621.97	$837,422,608.77
Pool Factor	0.5534782	0.5308361

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$36,878,488.15
Targeted Overcollateralization Amount	$36,878,488.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,878,488.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2013
Payment Date	5/15/2013
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		138	$476,851.34
(Recoveries)		63	$28,606.89
Net Losses for Current Collection Period			$448,244.45
Cumulative Net Losses Last Collection Period			$4,312,768.00
Cumulative Net Losses for all Collection Periods			$4,761,012.45

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.59%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.34%	535	$11,733,516.93
61-90 Days Delinquent	0.15%	58	$1,344,758.85
91-120 Days Delinquent	0.05%	20	$417,110.35
Over 120 Days Delinquent	0.08%	32	$732,062.58
Total Delinquent Receivables	1.63%	645	$14,227,448.71

Repossession Inventory:
Repossessed in the Current Collection Period		38	$883,360.53
Total Repossessed Inventory		48	$1,188,496.39

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4492%
Preceding Collection Period			0.3989%
Current Collection Period			0.6024%
Three Month Average			0.4835%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2096%
Preceding Collection Period			0.1951%
Current Collection Period			0.2446%
Three Month Average			0.2165%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer